Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 1	34.00%
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 2	34.00%
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 3	3.5
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 4	3.7
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 5	$ 0
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 6	$ 0
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 7	37.5
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 8	37.7
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 9	(18.4)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 10	(27)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 11	19.10%
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 12	10.70%